SALARY AND EMPLOYEE BENEFITS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Jan. 31, 2014
Salaries And Other Staff Related Benefits [Abstract]
Salaries and other staff related benefits		€ 567,000,000		€ 623,000,000	€ 632,000,000
Net periodic pension cost: Employee benefit plans		21,000,000		22,000,000	23,000,000
Total		588,000,000	$ 710	645,000,000	655,000,000
Benefits for the employees' children
Service cost		7,000,000		6,000,000	7,000,000
Interest cost		4,000,000		6,000,000	5,000,000
Amortization of actuarial losses		9,000,000		10,000,000	11,000,000
Losses / (income) on curtailments / settlements and other expense / (income)		9,000,000		110,000,000	0
Utilization of prior year provision		(8,000,000)		(110,000,000)	0
Net periodic pension cost		€ 21,000,000		€ 22,000,000	€ 23,000,000
Defined Benefit Plans Weighted Average Assumptions For Net Periodic Pension Cost [Abstract]
Discount rate		1.60%	1.60%	2.40%	2.00%
Expected return on plan assets		1.60%	1.60%	2.40%	2.00%
Rate of compensation increase		1.50%	1.50%	1.50%	1.50%
Change in Projected Benefit obligation ("PBO"):
PBO, beginning of year	€ 267,000,000	€ 273,000,000		€ 278,000,000	€ 292,000,000
Service cost		7,000,000		6,000,000	7,000,000
Interest cost		4,000,000		6,000,000	5,000,000
Employee contributions		2,000,000		3,000,000	3,000,000
Actuarial loss/(gain)		4,000,000		15,000,000	(18,000,000)
Benefits paid from the Fund		(12,000,000)		(22,000,000)	(9,000,000)
Benefits paid directly by the Group		(20,000,000)		(123,000,000)	(2,000,000)
Settlements/Terminations/Curtailments		9,000,000		110,000,000	0
PBO, end of year		267,000,000		273,000,000	278,000,000
Change in plan assets:
Fair value of plan assets, beginning of year	13,000,000	15,000,000		17,000,000	19,000,000
Employer contributions		8,000,000		17,000,000	4,000,000
Employee contributions		2,000,000		3,000,000	3,000,000
Benefits paid		(12,000,000)		(22,000,000)	(9,000,000)
Fair value of plan assets, end of year		13,000,000		15,000,000	17,000,000
Defined Benefit Plans Recognized Amounts [Abstract]
Funded status, end of year							€ (254,000,000)	€ (258,000,000)	€ (261,000,000)
Defined Benefit Plans Weighted Average Assumptions For Benefit Obligation [Abstract]
Discount rate							1.60%	1.60%	2.40%
Rate of compensation increase							1.50%	1.50%	1.50%
Defined Benefit Plans For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligation							€ 267,000,000	€ 273,000,000	€ 278,000,000
Accumulated benefit obligation							247,000,000	255,000,000	263,000,000
Fair value of plan assets							13,000,000	15,000,000	17,000,000
Defined Benefit Plans Accumulated Other Comprehensive Income [Abstract]
Net actuarial losses							123,000,000	128,000,000	122,000,000
Defined Benefit Plan Other Changes In Plan Assets And Benefits Obligations Recognized In Other Comprehensive Income Loss [Abstract]
Net (Gain)/Loss		4,000,000		15,000,000	(19,000,000)
Loss due to Curtailment/Settlement		0		3,000,000	0
Amortization of Gains		(10,000,000)		(12,000,000)	(11,000,000)
Total recognized on Other comprehensive (income)/loss		(6,000,000)		6,000,000	(30,000,000)
Defined Benefit Plan Disclosure [Line Items]
Amount	13,000,000	15,000,000		17,000,000	19,000,000		€ 13,000,000	€ 15,000,000	€ 17,000,000
Proportion							100.00%	100.00%
Defined Benefit Plan Projected Payments [Abstract]
Expected Benefits next year							€ 17,000,000
Expected Benefits in 2 Yrs							20,000,000
Expected Benefits in 3 Yrs							10,000,000
Expected Benefits in 4 Yrs							10,000,000
Expected Benefits in 5 Yrs							10,000,000
Expected Benefits in 6th to 10th Yr							€ 102,000,000
Expected Employer Contribution [Abstract]
Group total expected contributions, which will be repaid by the plan in the future		5,000,000
Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss)
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of prior service cost	0
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of net actuarial loss	9,000,000
Defined Benefit Plan Disclosure [Abstract]
Expected Group contributions to funded plans	7,000,000
Expected Group contributions to retirement indemnities	€ 17,000,000
Defined Contribution Plans - NBG Pension Plan
Banks contribution into IKA-ETAM per year for 15 years		€ 26,000,000		€ 26,000,000	€ 26,000,000
National Bank of Greece Pension Plan		In accordance with Greek Law 3655/2008, applicable from April 2008, the Bank’s main pension plan, which was a defined-contribution plan, has been incorporated into the main pension branch of the state sponsored social security fund IKA–ETAM as of August 1, 2008. Pursuant to Greek Law 3655/2008, the Bank will contribute EUR 26 million per annum into IKA–ETAM for 15 years starting from December 2009. This legislation also prescribes that employer contributions made by the Bank will be reduced every three years in equal increments from 26.5% in 2013 until they reach 13.3% of employees’ gross salary, for employees who joined any social security plan prior to January 1, 1993. However, in accordance with Greek Law 4387/2016 and Ministry decision number F11321/OIK.45947/1757/2016 (Govt. Gazette 4458/B/30.12.2016, from January 1, 2017, the Bank’s employer contributions will be reduced equally every year until they reach 13.33% in 2020 (December 31, 2017: 18.27%, December 31, 2016: 19.92%). Additionally, the aforementioned law introduced a maximum gross monthly income of EUR5,860.80, upon which social security contributions are calculated). Employer contributions for employees, who joined any social security fund post January 1, 1993, will remain at 13.3%.	In accordance with Greek Law 3655/2008, applicable from April 2008, the Bank’s main pension plan, which was a defined-contribution plan, has been incorporated into the main pension branch of the state sponsored social security fund IKA–ETAM as of August 1, 2008. Pursuant to Greek Law 3655/2008, the Bank will contribute EUR 26 million per annum into IKA–ETAM for 15 years starting from December 2009. This legislation also prescribes that employer contributions made by the Bank will be reduced every three years in equal increments from 26.5% in 2013 until they reach 13.3% of employees’ gross salary, for employees who joined any social security plan prior to January 1, 1993. However, in accordance with Greek Law 4387/2016 and Ministry decision number F11321/OIK.45947/1757/2016 (Govt. Gazette 4458/B/30.12.2016, from January 1, 2017, the Bank’s employer contributions will be reduced equally every year until they reach 13.33% in 2020 (December 31, 2017: 18.27%, December 31, 2016: 19.92%). Additionally, the aforementioned law introduced a maximum gross monthly income of EUR5,860.80, upon which social security contributions are calculated). Employer contributions for employees, who joined any social security fund post January 1, 1993, will remain at 13.3%.
Average number of Group Employess		11,501	11,501	12,358	12,910
Defined Voluntary Exit Scheme Number Of Employees				1,171
Defined Contribution Plans - Nbg Auxiliary Pension Plan
Banks defined contribution rate to employees salary							9.00%
Banks contibution rate to ETEAM		3.50%	3.50%
Greek Indemnity Payable Law Description		On November 12, 2012, the new Greek Law 4093/2012 (GG A’ 222) decreased the Greek Law 2112/1920 statutory indemnity scale in case of employee dismissal or normal retirement. The new law restricts the maximum indemnity payable to an employee upon dismissal or retirement, to 12 monthly salaries instead of 24. The transitional provisions of the law state that for employees who on November 12, 2012 had 17 or more full years of service to the same employer there is an additional monthly salary as indemnity per year and up to 24 monthly salaries. In case of dismissal the additional monthly salary is restricted to EUR 2,000.	On November 12, 2012, the new Greek Law 4093/2012 (GG A’ 222) decreased the Greek Law 2112/1920 statutory indemnity scale in case of employee dismissal or normal retirement. The new law restricts the maximum indemnity payable to an employee upon dismissal or retirement, to 12 monthly salaries instead of 24. The transitional provisions of the law state that for employees who on November 12, 2012 had 17 or more full years of service to the same employer there is an additional monthly salary as indemnity per year and up to 24 monthly salaries. In case of dismissal the additional monthly salary is restricted to EUR 2,000.
Defined Contribution Health Plans [Abstract]
Total contributions to social security funds, state run plans and defined contribution plans		€ 170,000,000		€ 190,000,000	€ 191,000,000
Banks contribution rate to TYPET							6.25%
Employees contribution rate to TYPET							2.50%
Retired employees contributions rate to TYPET							4.00%
National Bank Of Greece Lump Sum Benefit Plan [Abstract]
Contribution Rate By Employer To Benefit Plan										2.00%
Benefit For Employees Children [Abstract]
Benefits paid for indemnities as part of the VES		122,000,000
Maximum number of FTEs	9,950						10,250
Full utilization of prior year provision		8,000,000		110,000,000	€ 0
The remaining cost of losses / (income) on curtailments / settlements and other expense / (income)							€ 8,000,000	€ 110,000,000
Retirement Indemnities
In case of dismissal the additional monthly salary is restricted to						€ 2,000
Cash and due from banks
Change in plan assets:
Fair value of plan assets, beginning of year	€ 2,000,000	2,000,000
Fair value of plan assets, end of year		2,000,000		2,000,000
Defined Benefit Plan Disclosure [Line Items]
Amount	€ 2,000,000	2,000,000		2,000,000			€ 2,000,000	€ 2,000,000
Proportion							15.40%	13.30%
Cash and due from banks | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Proportion range	13.00%
Cash and due from banks | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Proportion range	18.00%
Other
Change in plan assets:
Fair value of plan assets, beginning of year	€ 11,000,000	13,000,000
Fair value of plan assets, end of year		11,000,000		13,000,000
Defined Benefit Plan Disclosure [Line Items]
Amount	€ 11,000,000	€ 13,000,000		€ 13,000,000			€ 11,000,000	€ 13,000,000
Proportion							84.60%	86.70%
Other | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Proportion range	82.00%
Other | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Proportion range	87.00%